Share capital - Narrative (Details)											12 Months Ended		44 Months Ended
	Dec. 12, 2019 USD ($) $ / shares shares	Nov. 19, 2019 shares	Sep. 13, 2019 USD ($) $ / shares shares	May 06, 2019 shares	Apr. 29, 2019 USD ($) shares	Apr. 29, 2019 CAD ($) shares	Nov. 30, 2018 USD ($) $ / shares shares	Feb. 05, 2018 shares	May 02, 2016 USD ($) shares	May 02, 2016 CAD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Share issue related cost											$ 13,629,000
Increase (decrease) in percent of share options issued in share-based payment arrangement											12.50%
Number of share options issued and outstanding in share-based payment arrangement | $ / shares														111,798,000
Number of share options available for issue in share-based payment arrangement | $ / shares											13,975,000
Number of stock options outstanding (in shares)												7,591,000		6,172,000		7,822,000	4,864,000
Percent of share options outstanding in share-based payment arrangement											5.50%		5.50%
Granted pursuant to Section 613(c) of TSX manual (in shares) | shares											1,600,000	0
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)											$ 8.45	$ 0.00
Number of share options forfeited in share-based payment arrangement | shares											309,000	0
Granted pursuant to Stock Option Plan (in shares) | shares		50,000									2,520,000	3,003,000
Expense from share-based payment transactions with employees											$ 7,414,000	$ 6,860,000
Expected 10% increase in volatility would increase stock compensation expense															$ 371,000
Expected 10% increase in volatility would decrease stock compensation expense															$ 381,000
Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued | shares	12,782,439
Share issuance, price per share (in dollars per share) | $ / shares	$ 15.00
Net proceeds from commons shared issued	$ 191,737,000										179,918,000	0
Share issue related cost	$ 11,819,000
Commission rate to allocate share issue costs	6.00%
Share issuance costs, underwriting commission	$ 11,504,000
Commission paid for legal and other professional fees	$ 315,000
September 2019 At-The-Market Facility
Disclosure of classes of share capital [line items]
Number of shares issued | shares			2,345,250
Net proceeds from commons shared issued			$ 15,010,000
Share issue related cost			$ 640,000
Commission rate to allocate share issue costs			3.00%
Share issuance costs, underwriting commission			$ 450,000
Commission paid for legal and other professional fees			190,000
November 2018 At-the-Market Facility
Disclosure of classes of share capital [line items]
Number of shares issued | shares							4,608,000
Net proceeds from commons shared issued							$ 30,000,000
Share issue related cost							$ 1,170,000
Commission rate to allocate share issue costs							3.00%
Share issuance costs, underwriting commission							$ 900,000
Commission paid to placement agents and filing							270,000
Common shares | September 2019 At-The-Market Facility
Disclosure of classes of share capital [line items]
Controlled equity offering			$ 40,000,000
Common shares | November 2018 At-the-Market Facility
Disclosure of classes of share capital [line items]
Controlled equity offering							$ 30,000,000
Research and Development Expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees											2,693,000	2,697,000
Corporate, Administration and Business Development Expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees											$ 4,721,000	$ 4,163,000
Weighted average | September 2019 At-The-Market Facility
Disclosure of classes of share capital [line items]
Share issuance, price per share (in dollars per share) | $ / shares			$ 6.40
Weighted average | November 2018 At-the-Market Facility
Disclosure of classes of share capital [line items]
Share issuance, price per share (in dollars per share) | $ / shares							$ 6.51
Chief executive officer
Disclosure of classes of share capital [line items]
Granted pursuant to Section 613(c) of TSX manual (in shares) | shares					1,600,000	1,600,000
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)					$ 6.28	$ 8.45
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement expiration period					10 years	10 years
Granted pursuant to Stock Option Plan (in shares) | shares					1,600,000	1,600,000		400,000
Advisor
Disclosure of classes of share capital [line items]
Share options granted vesting period				12 months
Number of share options forfeited in share-based payment arrangement | shares				100,000
Granted pursuant to Stock Option Plan (in shares) | shares				100,000
New Employee
Disclosure of classes of share capital [line items]
Granted pursuant to Section 613(c) of TSX manual (in shares) | shares									200,000	200,000
Weighted average exercise price of share options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement (in dollars per share)									$ 2.92	$ 3.66
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement expiration period									5 years	5 years
Share options pursuant to Section 613(c) of TSX manual in share-based payment arrangement vesting period									36 months	36 months
Number of share options exercised in period pursuant to Section 613(c) of TSX manual in share-based payment arrangement | shares													150,000
Number of share options outstanding pursuant to Section 613(c) of TSX manual in share-based payment arrangement | shares																50,000
Tranche one
Disclosure of classes of share capital [line items]
Vesting period of options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement					1 year	1 year
Tranche one | Chief executive officer
Disclosure of classes of share capital [line items]
Award vesting percentages of options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement					25.00%	25.00%
Share options granted vesting period											12 months
Tranche two | Chief executive officer
Disclosure of classes of share capital [line items]
Award vesting percentages of options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement					75.00%	75.00%
Vesting period of options granted pursuant to Section 613 (c) of TSX manual in share-based payment arrangement					36 months	36 months
Share options granted vesting period											36 months